Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (30,889)	$ (24,180)	$ (33,800)	$ (27,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	913	737	1,020	1,149
Stock-based compensation	531	262	318	219
Change in fair value of convertible preferred stock warrant liability	(45)	(74)	(20)	0
Inventory lower of cost and market adjustment	995	598	598	4,582
Write-off of deferred offering cost	2,920
Loss on disposal of property and equipment			8	176
Amortization of debt discount and interest accrual	573	138	446	8
Changes in operating assets and liabilities:
Accounts receivable	903	(2,004)	(650)	(254)
Inventory	(2,406)	(3,037)	(3,279)	(5,175)
Deposits on purchased inventory	(2,223)	(1,387)	(479)	(879)
Deferred costs	409		(4,712)
Prepaid expenses and other current assets	(664)	(214)	13	(167)
Other assets			28	(37)
Accounts payable	(6,048)	8	3,230	(666)
Notes payable	(240)
Accrued expenses and other long-term liabilities	392	(576)	(245)	2,074
Customer deposits and deferred revenue	3,574	2,522	10,055	821
Net cash used in operating activities	(31,305)	(27,207)	(27,469)	(25,371)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,906)	(1,397)	(2,003)	(1,198)
Purchase of intellectual property license				(500)
Change in restricted cash	500	(100)	(600)	105
Net cash used in investing activities	(2,406)	(1,497)	(2,603)	(1,593)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes, net		3,904	9,941
Proceeds from issuance of convertible preferred stock, net			4,969	34,860
Repurchase of Series A convertible preferred stock		(37)	(37)
Proceeds from issuance of convertible preferred stock, net	15,729
Proceeds from draw down of long-term debt, net	27,381			14,534
Payments of long-term debt	(15,000)
Proceeds from common stock private placement, gross	29,447
Payment of offering costs related to common stock private placement	(2,302)
Payments of costs related to the initial public offering	(628)
Proceeds from the exercise of stock options	19	21	21	1
Payments of costs related to the initial public offering			(222)
Net cash provided by financing activities	54,646	3,888	14,672	49,395
NET INCREASE (DECREASE) IN CASH	20,935	(24,816)	(15,400)	22,431
CASH AND CASH EQUIVALENTS-Beginning of period	11,129	26,529	26,529	4,098
CASH AND CASH EQUIVALENTS-End of period	32,064	1,713	11,129	26,529
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	1,711	1,111	1,504
Cash paid for income taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes into new Series C convertible preferred stock			10,129
Purchase of fixed assets in accounts payable and accrued expenses	(309)	$ 150	62	59
Cumulative dividends on convertible preferred stock			0	2,898
Fair value of common stock warrants issued to placement agents as service payment	316
Offering cost in accounts payable and accrued expenses	$ 605
Issuance of convertible preferred stock warrant				158
Costs related to the initial public offering included in accounts payable and accrued liabilities			$ 1,197
Series C Convertible Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock				8,887
Series D-2 Convertible Preferred Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock				16,249
Series B Convertible Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock				$ 6,863